Goodwill and Other Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
Schedule Intangible Assets and Goodwill

Changes in goodwill and intangible asset balances for the six months ended June  30, 2013, consisted of the following (in thousands):

		Intangible
	Goodwill	assets
Balance December 31, 2012	$ 6,892	$ 5,329
Additions due to acquisitions	1,068	-
Amortization	-	(142)
Foreign currency translation	(74)	(70)
Balance as of June 30, 2013	$ 7,886	$ 5,117

Changes in goodwill and intangible asset balances for the years ended December 31, 2012 and 2011 consisted of the following (in thousands):

		Intangible
	Goodwill	assets
Balance December 31, 2010	$5,534	$4,436
Additions due to acquisitions	1,400	1,476
Amortization	-	(252)
Foreign currency translation	(72)	(75)
Balance as of December 31, 2011	6,862	5,585
Additions due to acquisitions	-	-
Amortization	-	(285)
Foreign currency translation	30	29
Balance as of December 31, 2012	$6,892	$5,329

Schedule of Intangible Assets

The components of intangible assets as of June  30, 2013 are summarized below (in thousands):

	Intangible	Accumulated	Foreign currency	Net book
	assets	amortization	translation	value
Customer relationships	$ 2,962	$ (745)	$ (70)	$ 2,147
Non-compete agreement	95	(78)	(1)	16
Trademarks	2,049	-	(21)	2,028
Technology-related industry accreditations	950	-	(24)	926
Total intangible assets	$ 6,056	$ (823)	$ (116)	$ 5,117

The components of intangible assets at December 31, 2012 are summarized below (in thousands):

	Intangible	Accumulated	Foreign currency	Net book
	assets	amortization	translation	value
Customer relationships	$2,962	$(617)	$(28)	$2,317
Non-compete agreement	95	(64)	(1)	30
Trademarks	2,049	-	(8)	2,041
Technology-related industry accreditations	950	-	(9)	941
Total intangible assets	$6,056	$(681)	$(46)	$5,329

Schedule of Annual Amortization Expense

Future scheduled annual amortization expense for finite life intangible assets is as follows (in thousands):

Years Ending December 31,	Total
2013	$284
2014	265
2015	265
2016	264
2017	262
Thereafter	1,007
$2,347